Average Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2025
Fidelity Advisor California Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(2.45%)
Past 5 years	(0.15%)
Past 10 years	1.46%
Fidelity Advisor California Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.45%)
Past 5 years	(0.19%)
Past 10 years	1.43%
Fidelity Advisor California Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.47%)
Past 5 years	0.39%
Past 10 years	1.68%
Fidelity Advisor California Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(0.12%)
Past 5 years	(0.07%)
Past 10 years	1.27%
Fidelity Advisor California Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(2.44%)
Past 5 years	(0.06%)
Past 10 years	1.53%
Fidelity Advisor California Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	1.85%
Past 5 years	0.92%
Past 10 years	2.13%
Fidelity Advisor California Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	1.98%
Past 5 years	1.04%
Since Inception	2.29%	[1]
IXTVL
Average Annual Return:
Past 1 year	0.94%
Past 5 years	0.94%
Past 10 years	2.24%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%

[1]	A From October 2, 2018 .